Income Taxes (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax expense at AUO's statutory tax rate(Rate)	20.00%	17.00%	17.00%
Effect of different subsidiaries income tax rate(Rate)	(4.32%)	0.89%	2.55%
Share of profit (loss) of equity-accounted subsidiaries(Rate)	7.09%	(1.80%)	(3.86%)
Effect of changes in statutory income tax rate(Rate)	(6.38%)	0.00%	0.00%
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits(Rate)	1.24%	(27.04%)	(9.76%)
Net of non-taxable income and non-deductible expense(Rate)	(0.96%)	0.61%	2.47%
Loss (gain) from domestic long-term investment(Rate)	(0.70%)	1.16%	(1.51%)
Tax on undistributed earnings, net(Rate)	2.89%	7.59%	6.84%
Adjustments to prior year (Rate)	(15.81%)	(1.34%)	8.01%
Others(Rate)	(0.18%)	0.08%	0.00%
Effective tax rate(Rate)	2.87%	(2.85%)	21.74%
Profit before income taxes	$ 11,216,151	$ 39,363,606	$ 11,185,902
Income tax expense at AUO's statutory tax rate	2,243,230	6,691,813	1,901,603
Effect of different subsidiaries income tax rate	(484,055)	348,192	285,661
Share of profit (loss) of equity-accounted subsidiaries	795,459	(708,417)	(432,163)
Effect of changes in statutory income tax rate	(715,303)	0	0
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	138,969	(10,645,339)	(1,091,327)
Net of non-taxable income and non-deductible expense	(108,166)	241,265	275,706
Loss (gain) from domestic long-term investment	(78,791)	457,275	(168,484)
Tax on undistributed earnings, net	323,559	2,987,763	765,419
Adjustments to prior year	(1,772,898)	(528,662)	895,861
Others	(19,630)	30,953	269
Income tax expense (benefit)	$ 322,374	$ (1,125,157)	$ 2,432,545